CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Account receivable, collection reserve	$ 30,000	$ 4,340
Convertible notes payable, debt discount	$ 0	$ 272,793
Preferred stock, no par value
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, no par value	$ 0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	47,832,198	44,988,500	44,060,000
Common stock, shares outstanding	47,832,198	44,988,500	44,060,000
Convertible notes payable, debt discount		$ 272,793